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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                 January 4, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Schwab Capital Trust - File No. 33-62470 and 811-7704
            Schwab S&P 500 Fund
            Schwab Small-Cap Index Fund (R)
            Schwab International Index Fund (R)
      Post-Effective Amendment No. 30

      Schwab Investments - File No. 33-37459 and 811-6200
            Schwab 1000 Fund(R)
      Post-Effective Amendment No. 27

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the joint prospectus and Statement of Additional Information, dated January 11, 1999, for the above-named Funds that would have been filed pursuant to Rule 497(c) does not differ from the joint prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendments, as referenced above, for each above-named Trust.

Sincerely,

/s/ Amy L. Mauk

Amy L. Mauk
Corporate Counsel
Charles Schwab Investment Management, Inc.